Income Tax	12 Months Ended
Jun. 30, 2025
Income Tax [Abstract]
INCOME TAX

14 — INCOME TAX

Cayman Islands

Under the current and applicable laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Zhibao BVI is incorporated in the British Virgin Islands and is not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, from April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations, and the profits tax rate for remaining profits will be subjected to 16.5%. Zhibao HK was not subject to Hong Kong profit tax for FY2025 as it did not have assessable profit in FY2025. There are no withholding taxes in Hong Kong on remittance of dividends.

Malaysia

Zhibao Labuan is incorporated in Malaysia and is subject to Malaysia Corporate Income Tax imposed on income accruing in or derived from Malaysia. Zhibao Labuan is subject to the standard corporate tax rate of 24% if in a taxable position. However, resident companies that qualify as small and medium-sized enterprises may benefit from a reduced tax rate of 15% on the first RM 150,000 of chargeable income and 17% on the next RM 450,000.

PRC

Zhibao China, Sunshine Insurance Brokers, Shanghai Anyi, Zhibao Health and Zhizhongbao were incorporated in the PRC and are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. Under the EIT Law in the PRC, the unified EIT rate for domestic enterprises and foreign invested enterprises is 25%, except for available preferential tax treatments.

(Loss) Income before income tax expense is attributable to the following geographic locations:

	For the Year Ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
PRC	(42,687,229)	10,537,631	(50,677,236)
Non-PRC	129,909	8,224,895	(13,953,072)
Total (loss) income before income tax expense	(42,557,320)	18,762,526	(64,630,308)

The income tax provision consists of the following components:

	For the Year Ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax (expenses	(27,883)	(14,237)	(15,853)
Deferred income tax (expenses) benefits	(513,577)	(5,496,536)	2,626,562
Total income tax (expenses) benefits	(541,460)	(5,510,773)	2,610,709

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	For the Year Ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
(Loss) income before income tax	(42,557,320)	18,762,526	(64,630,308)
PRC statutory income tax rate	25%	25%	25%
Computed income tax benefits (expenses) with PRC statutory income tax rate (25%)	10,639,329	(4,690,630)	16,157,575
Effect of different tax rates in other jurisdictions	21,760	(207,099)	(3,465,770)
Effect of staff welfare expense	(61,534)	—	—
Effect of additional deduction of qualified R&D expenditures	—	—	662,285
Effect of entertainment expense	(182,962)	(475,202)	(230,952)
Effect of gain from extinguishment of liability	—	2,249,085	—
Effect of non-deductible expenses	(74)	—	(32,556)
Effect of share-based compensation	(13,816,502)	—	—
Effect of changes in valuation allowance	2,858,523	(2,386,927)	(10,852,592)
Effect of expired NOL	—	—	(391,455)
Effect of true-up on NOL	—	—	764,174
Total income tax (expenses) benefits	(541,460)	(5,510,773)	2,610,709

The significant components of deferred taxes were as follows:

	As of June 30, 2024	As of June 30, 2025
	RMB	RMB
Deferred tax assets
Net operating loss carrying forwards	10,523,266	15,316,222
Allowance against doubtful accounts	3,578,914	6,898,153
Operating lease liabilities	4,517,779	5,060,696
Total deferred tax assets	18,619,959	27,275,071
Less: Valuation allowance	(10,366,052)	(21,218,644)
Total deferred tax assets, net of valuation allowance	8,253,907	6,056,427
Net off against deferred tax liabilities	(8,196,650)	(6,056,427)
Total Deferred tax assets, net	57,257	—
	As of June 30, 2024	As of June 30, 2025
	RMB	RMB
Deferred tax liabilities
Operating lease right of use assets	4,498,450	4,991,631
Timing difference - revenue recognized prior to issuance of PRC VAT invoices	6,382,018	1,064,796
Total deferred tax liabilities	10,880,468	6,056,427
Net off against deferred tax assets	(8,196,650)	(6,056,427)
Deferred tax liabilities, net	2,683,818	—

According to PRC tax regulations, the PRC enterprise net operating loss can generally carry forward for no longer than five years, starting from the year subsequent to the year in which the loss was incurred. Carryback of losses is not permitted.

Total net operating losses carryforwards of the Company’s subsidiaries in mainland China is RMB 40,527,246 and RMB 61,212,089 as of June 30, 2024 and 2025, respectively. As of June 30, 2025, net operating loss carryforwards from PRC will expire in calendar years 2026 through 2030, if not utilized.

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. Under the applicable accounting standards, management has considered the Company’s history of losses and the uncertainty of future profitability, and concluded that it is more likely than not that the Company will not generate future taxable income to utilize the deferred tax assets prior to the expiration of the majority of net operating losses. Accordingly, as of June 30, 2024 and 2025, a valuation allowance of RMB 10,366,052 and RMB 21,218,644, respectively, was provided against deferred tax assets.

Unrecognized tax benefits

As of June 30, 2024 and 2025, the Company had unrecognized tax benefits of RMB 1,026,964 and RMB 1,026,964, both of which were deducted against the deferred tax assets on tax losses carry forward. As a full valuation allowance has been recorded against the related deferred tax asset, the recognition of these unrecognized tax benefits would not affect the Company’s effective tax rate. It is possible that the amount of unrecognized benefits will change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment.

The Company recognizes interest and penalties, where applicable, as a component of income tax expense.

As of June 30, 2024, and 2025, the Company did not accrue interest related to unrecognized tax benefits. For the year ended June 30, 2024 and 2025, the Company did not reverse any interest related to unrecognized tax benefits. The Company did not record any penalties related to unrecognized tax benefits.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.